THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (80.3%)
ARGENTINA (4.0%)
Banco de Galicia y Buenos Aires SA (ADR)
  (Banking)......................................         61,590   $   1,422,344
Banco Frances del Rio de la Plata SA (ADR)
  (Banking)......................................          1,907          49,105
Perez Companc SA (Spon. ADR) (Oil-Services)......        140,802       1,513,621
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)...........................         44,600       1,666,925
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)...............................         68,990       2,897,580
                                                                   -------------
                                                                       7,549,575
                                                                   -------------

BRAZIL (2.4%)
Bompreco Supermercados do Norde SA (GDR) (144A)
  (Food, Beverages & Tobacco)....................         67,399         539,192
Ceval Alimentos SA (Food, Beverages & Tobacco)...            731               0
Companhia Energetica de Minas Gerais SA (Spon.
  ADR Represents Non-Voting Shares)
  (Telecommunications)...........................         62,700       1,529,881
Makro Atacadista SA (Spon. GDS) (144A)
  (Retail)+......................................        148,500       1,039,500
Perdigao SA (Food, Beverages & Tobacco)..........     18,314,895          19,320
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................        130,387          37,726
Souza Cruz SA (Food, Beverages & Tobacco)........        199,600       1,335,507
                                                                   -------------
                                                                       4,501,126
                                                                   -------------

CHILE (4.4%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)................................         61,400       1,235,675
Banco Santander Chile SA (ADS) (Banking).........         49,900         860,775

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
CHILE (CONTINUED)

Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............         99,072   $   2,619,216
Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................         37,000         668,312
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)....................................         62,900         880,600
Enersis SA (ADR) (Utilities).....................         38,088         730,813
Madeco SA (Spon. ADR) (Construction & Housing)...         53,200         492,100
Sociedad Quimica y Minera de Chile SA, Class A
  (ADR) (Chemicals)..............................          1,261          43,504
Sociedad Quimica y Minera de Chile SA, Class B
  (ADR) (Chemicals)..............................         21,823         804,723
                                                                   -------------
                                                                       8,335,718
                                                                   -------------

CHINA (0.3%)
Beijing North Star Co. Ltd., Series H (Real
  Estate)........................................      3,020,300         413,088
Zhenhai Refining & Chemical Co. Ltd. Series H
  (Chemicals)....................................        976,200         214,129
                                                                   -------------
                                                                         627,217
                                                                   -------------

COLOMBIA (0.1%)
Cementos Diamante SA (ADR) (Building
  Materials).....................................         84,700          84,700
Corporacion Financiera Del Valle SA (ADR) (144A)
  (Banking)......................................          9,407          12,982
                                                                   -------------
                                                                          97,682
                                                                   -------------

CROATIA (0.3%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........         31,660         501,811
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
CZECH REPUBLIC (1.5%)
Central European Media Enterprises Ltd., Class A
  (Entertainment, Leisure & Media)+..............         45,900   $     371,503
Ceske Energeticke Zavody AS (Electric)...........        309,200         436,718
SPT Telecom AS (Telecommunication Services)......        137,900       2,003,211
                                                                   -------------
                                                                       2,811,432
                                                                   -------------

EGYPT (0.1%)
Paints & Chemicals Industry Co. (GDR)
  (Chemicals)....................................         34,600         239,605
                                                                   -------------

ESTONIA (0.4%)
Estonian Telecom Ltd. (GDR) (144A) (Holding
  Companies).....................................         33,200         702,180
                                                                   -------------

GHANA (0.5%)
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco)+......................................        182,479          29,903
Social Security Bank Ltd. (Banking)+.............      1,464,303       1,001,827
                                                                   -------------
                                                                       1,031,730
                                                                   -------------

GREECE (1.9%)
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................         40,201         935,088
National Bank of Greece SA (Banking).............         17,078       1,166,996
Silver & Baryte Ores Mining (Metals & Mining)....         29,701         924,199
Titan Cement Co. SA (Building Materials).........          7,160         554,370
                                                                   -------------
                                                                       3,580,653
                                                                   -------------

HUNGARY (1.2%)
Borsodchem RT (Chemicals)+.......................          3,600          84,293
Matav RT (Telecommunications)....................        148,585         828,952
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................         37,700         840,512
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
HUNGARY (CONTINUED)
OTP Bank RT (Banking)............................         12,100   $     510,127
Pannonplast Rt. (Chemicals)......................          1,093          20,788
                                                                   -------------
                                                                       2,284,672
                                                                   -------------

INDIA (3.5%)
ITC Ltd. (Food, Beverages & Tobacco).............         58,900       1,287,358
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................        185,300       1,714,025
Reliance Industries (GDR) (Diversified
  Manufacturing).................................        182,900       1,371,750
SIEL Ltd. (GDR)
  (Multi - Industry)+............................         19,400          12,125
SIEL Ltd. (GDR) (144A)
  (Multi - Industry)+............................         21,300          13,312
State Bank of India (GDR) (Banking)+.............        103,600         922,040
Tata Engineering & Locomotive Company Ltd. (Spon.
  GDR) (Automotive)..............................        194,200         636,005
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........        117,300         703,800
                                                                   -------------
                                                                       6,660,415
                                                                   -------------

INDONESIA (1.2%)
P.T. Goodyear Indonesia (Capital Goods)..........         13,000           3,698
P.T. International Nickel Indonesia (Metals &
  Mining)........................................      1,467,200       1,043,494
P.T. Multi Bintang Indonesia (Food, Beverages &
  Tobacco).......................................         82,500         235,721
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................            105             318
PT Telekomunikasi Indonesia (Spon. ADR)
  (Telecommunications)...........................        112,600         985,250
                                                                   -------------
                                                                       2,268,481
                                                                   -------------

ISRAEL (3.7%)
Bank Hapoalim Ltd. (Banking).....................        371,600         887,880
Bank Leumi Le-Israel (Banking)...................        552,900         947,231
Bezeq Israeli Telecommunication Corp. Ltd.
  (Telephone)....................................        294,200       1,144,675
Israel Chemicals Ltd. (Chemicals)................        702,500         843,483

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
ISRAEL (CONTINUED)
Koor Industries Ltd. (Spon. ADR) (Multi -
  Industry)......................................         62,100   $   1,335,150
Supersol Ltd. (Food, Beverages & Tobacco)........        239,800         649,129
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................         27,200       1,243,550
                                                                   -------------
                                                                       7,051,098
                                                                   -------------

MALAYSIA (1.0%)
Commerce Asset-Holding Berhad (Banking)(f).......          8,000          10,021
Gamuda Berhad (Construction & Housing)(f)........         24,000          29,306
Genting Berhad (Holding Companies)(f)............          3,000           7,579
Golden Hope Plantations Berhad (Metals &
  Mining)(f).....................................      1,216,166         834,693
IJM Corporation Berhad (Building Materials)(f)...         22,000          11,764
Industrial Oxygen, Inc. Berhad
  (Agriculture)(f)...............................         65,000          32,980
Lion Corp. Berhad
  (Multi - Industry)(f)..........................        458,600         115,859
London & Pacific Insurance Co. Berhad
  (Insurance)(f).................................         10,800           8,322
Malakoff Berhad (Agriculture)(f).................        137,000         258,143
Malayan Banking Berhad (Banking)(f)..............          3,000           6,379
Malaysian Tobacco Co. Berhad (Food, Beverages &
  Tobacco)(f)....................................          7,000           5,335
Nestle Berhad (Food, Beverages & Tobacco)(f).....        149,000         473,674
Telekom Malaysia Berhad
  (Telecommunications)(f)........................          3,000           7,074
                                                                   -------------
                                                                       1,801,129
                                                                   -------------

MEXICO (12.3%)
ALFA SA de CV
  (Multi - Industry).............................        224,000         890,934
Cemex SA de CV, B Shares (Building Materials)....        388,975       1,806,007
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................        875,000         698,884
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MEXICO (CONTINUED)
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........         95,112   $     624,172
Fomento Economico Mexicano SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)....................         24,600         894,825
Grupo Carso SA de CV, Class A (Multi -
  Industry)......................................        203,400         980,706
Grupo Casa Autrey SA de CV (Spon. ADR) (Food,
  Beverages & Tobacco)...........................         89,500         559,375
Grupo Financiero Banamex Accival SA de CV, Class
  L (Banking)+...................................          6,960          16,534
Grupo Financiero Banamex Accival SA de CV, Class
  B (Financial Services).........................        683,000       1,740,813
Grupo Financiero Bancomer, SA de CV, Class B
  (Financial Services)...........................      3,635,700       1,263,088
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)...........................            231              29
Grupo Gigante SA DW CV, Class B (Food, Beverages
  & Tobacco).....................................      2,480,000         899,160
Grupo Iusacell SA (ADR) (Telecommunications)+....         97,500       1,096,875
Grupo Radio Centro SA de CV (Spon. ADR)
  (Broadcasting & Publishing)....................         79,500         496,875
Grupo Televisa SA (Spon. GDR)
  (Telecommunications)+..........................         54,100       2,218,100
Panamerican Beverages, Inc. (ADR) (Food,
  Beverages & Tobacco)...........................         28,300         627,906
Savia SA de CV (Agriculture).....................         33,500         772,594
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................         85,320       6,462,990
Tubos de Acero de Mexico SA (Manufacturing)......         95,000       1,059,013
                                                                   -------------
                                                                      23,108,880
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
PAKISTAN (0.9%)
Hub Power Co. Ltd. (Spon. GDR) (Utilities).......         86,900   $     695,200
Pakistan State Oil Co. Ltd. (Oil-Production)+....        247,441         443,514
Pakistan Telecommunications Co. Ltd.
  (Telecommunication Services)...................         16,032         646,731
                                                                   -------------
                                                                       1,785,445
                                                                   -------------

PERU (2.3%)
Banco Latinoamericano de Exportaciones Ltd.
  (Banking)......................................         58,000       1,848,750
Cementos Norte Pacasmayo SA, Class T (Building
  Materials).....................................        516,428         583,276
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................         43,800         706,275
Creditcorp Ltd. (Financial Services).............         55,700         563,963
Telefonica del Peru SA (ADR) (Telecommunication
  Services)......................................         47,400         713,963
                                                                   -------------
                                                                       4,416,227
                                                                   -------------

PHILIPPINES (2.0%)
Ayala Corp. (Multi - Industry)...................      2,752,000         995,165
First Philippine Holdings Corp., Class B (Multi -
  Industry)......................................        774,840         703,032
Philippine Commercial International Bank
  (Banking)......................................        107,250         705,150
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)...........................         39,604       1,277,229
                                                                   -------------
                                                                       3,680,576
                                                                   -------------

POLAND (3.1%)
Bank Slaski SA (Banking).........................          4,630         209,717
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................        177,384       2,109,705
KGHM Polska Miedz SA (Metals & Mining)...........        111,510         694,139
Telekomunikacja Polska SA (GDR) (144A)
  (Telecommunication Services)...................        352,100       2,191,823
Wielkopolski Bank Kredytowy SA (Banking).........         33,418         182,655
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
POLAND (CONTINUED)
Wielkopolski Bank Kredytowy SA (Banking).........         35,500   $     194,021
Zyweic SA (Food, Beverages & Tobacco)............          2,809         292,852
                                                                   -------------
                                                                       5,874,912
                                                                   -------------

RUSSIA (0.6%)
Surgutneftegaz (Spon. ADR) (Oil-Production)......        131,200       1,023,360
Vimpel-Communications (Spon. ADR)
  (Telecommunication Services)+..................          1,900          31,350
                                                                   -------------
                                                                       1,054,710
                                                                   -------------

SLOVAKIA (0.3%)
Slovakofarma AS (Pharmaceuticals)................         12,700         526,857
                                                                   -------------

SOUTH AFRICA (11.2%)
Anglo-American Corp. of South Africa Ltd. (Multi
  - Industry)....................................         17,800         912,695
AngloGold Ltd. (Metals & Mining).................         30,100       1,420,104
Billiton PLC (Metals & Mining)...................        587,400       1,987,079
BOE Ltd. (Financial Services)....................      2,126,900       2,107,966
De Beers Consolidated Mines Ltd. (Centenary
  Linked Units) (Metals & Mining)................         77,000       1,917,324
Edgars Stores Ltd. (Retail)......................        109,525         557,104
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................        321,803         975,266
Iscor Ltd. (Metals & Mining).....................      6,672,100       2,164,158
Liberty Life Association of Africa Ltd.
  (Insurance)....................................        126,911       1,829,545
Sanlam Ltd. (Financial Services).................      1,225,500       1,204,553
Sappi Ltd. (Forest Products & Paper)+............        155,000       1,115,968
Sasol Ltd. (Oil-Production)......................        172,100       1,181,289
South African Breweries PLC (Food, Beverages &
  Tobacco).......................................        163,564       1,353,132
Standard Bank Investment Corp. Ltd. (Banking)....        285,100         864,033
Wooltru Ltd. (Metals & Mining)...................        750,030       1,443,703
                                                                   -------------
                                                                      21,033,919
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SOUTH KOREA (8.7%)
Daehan City Gas Co. (Gas-Pipelines)..............         42,500   $   1,582,401
Daewoo Heavy Industries (Transport & Services)...         12,574          55,545
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper).........................................          3,038          25,576
Hanwha Chemical Corp. (Chemicals)+...............        249,071       2,041,251
Housing & Commercial Bank, Korea (GDR)
  (Banking)......................................         80,155       1,945,763
Korea Electric Power Corp. (Electric)............        114,096       3,283,301
Korea Mobile Telecommunications
  (Telecommunications)...........................          1,400       1,465,127
Medison Company Ltd. (Holding Companies).........        162,797       1,821,849
Samsung Corp. (GDR) (144A) (Electronics)+........          3,048          21,427
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)+.................................          9,824         436,186
Samsung Fire & Marine Insurance (Insurance)......          4,307       1,993,204
SK Telecom Co. Ltd. (Telecommunication
  Services)(f)...................................        126,000       1,748,250
                                                                   -------------
                                                                      16,419,880
                                                                   -------------
TAIWAN (4.4%)
Asia Cement Corp. (Building Materials)...........        743,600         695,867
Asia Cement Corp. (GDS) (Building Materials).....         53,008         490,324
China Steel Corp. (Spon. ADR) (Metals &
  Mining)........................................         39,816         630,088
China Steel Corp. (Spon. GDR) (Metals &
  Mining)........................................        741,000         589,192
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................        119,806       1,785,109
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)+..........................         97,738         904,077
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................         79,768         887,419
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TAIWAN (CONTINUED)
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Spon. ADR) (Semiconductors)...................         27,231   $     653,544
Taiwan Semiconductor Manufacturing Co.
  (Semiconductors)...............................        270,000         912,413
Yang Ming Marine Transport (Transportation)......      1,118,860         793,833
                                                                   -------------
                                                                       8,341,866
                                                                   -------------

THAILAND (3.0%)
Banpu Public Co. Ltd. (Metals & Mining)..........        279,400         459,219
Cogeneration Public Co. Ltd. (Electric)..........        853,400         649,583
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)(f)+.......................            136               0
PTT Exploration & Production Public Co. Ltd.
  (Oil-Production)...............................         77,000         709,545
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................        328,000       1,184,246
Siam Cement Public Co. Ltd. (Building
  Materials)+....................................         87,000       2,569,172
                                                                   -------------
                                                                       5,571,765
                                                                   -------------

TURKEY (2.5%)
Aksa Akrilik Kimya Sanayii AS (Textiles).........      2,693,000          60,522
Eregli Demir Ve Celik Fabrikalari AS (Metals &
  Mining)........................................     51,559,000         948,047
Ford Otomotive Sanayii AS (Automotive)+..........      1,583,000         677,156
Migros Turk AS (Food, Beverages & Tobacco).......        427,000         588,863
Petrol Ofisi AS (Gas-Pipelines)..................        599,500         183,723
Tupras-Turkiye Petrol Rafinerileri AS (Oil-
  Production)....................................      3,343,000         260,393
Turkiye Is Bankasi (Banking).....................     21,593,125       1,061,547
Yapi ve Kredi Bankasi AS (Banking)...............     42,609,821       1,022,894
                                                                   -------------
                                                                       4,803,145
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
VENEZUELA (2.5%)
C.A. La Electricidad de Caracas (Electric).......      2,465,724   $   1,025,246
Ceramica Carabobo CA, Class A (Spon. ADR)
  (Building Materials)...........................         85,176          34,070
Ceramica Carabobo CA, Class B (Spon. ADR)
  (Building Materials)...........................         21,266           8,506
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............         97,400       2,678,500
Corimon CA (Chemicals)+..........................            675               4
International Briquettes Holding, Inc. (Metals &
  Mining)........................................         36,166         153,706
Mavesa SA (Spon. ADR) (Food, Beverages &
  Tobacco).......................................        257,230         771,690
                                                                   -------------
                                                                       4,671,722
                                                                   -------------

ZIMBABWE (0.0%)
Trans Zambesi Industries Ltd. (Holding
  Companies)+....................................          4,100             287
                                                                   -------------
  TOTAL COMMON STOCK
   (COST $153,342,054)...........................                    151,334,715
                                                                   -------------
PREFERRED STOCK (8.7%)
BRAZIL (5.6%)
Centrais Electricas Brasileiras SA (Holding
  Companies).....................................     77,022,000       1,648,185
Compania Paranaense de Energia-Copel
  (Utilities)....................................    162,576,000       1,307,299
Copene Petroquimica do Nordeste SA (Chemicals)...      4,167,000         703,306
Embratel Participacoes SA (ADR)
  (Telecommunication Services)...................         72,117       1,171,901
Tele Norte Leste Participacoes SA (ADR)
  (Telecommunication Services)...................         99,878       1,691,684
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)
Usinas Siderurgicas de Minas Gerais SA (Spon.
  ADR) (Metals & Mining).........................        613,800   $   1,767,744
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................        189,250       2,223,687
                                                                   -------------
                                                                      10,513,806
                                                                   -------------

COLOMBIA (0.9%)
Banco Ganadero SA (ADR) (Banking)................         38,600         366,700
Bancolombia SA (Spon. ADR) (Banking).............        204,000       1,377,000
                                                                   -------------
                                                                       1,743,700
                                                                   -------------

GREECE (0.0%)
Delta Dairy SA (Food, Beverages & Tobacco).......            697           9,070
                                                                   -------------

SOUTH KOREA (2.2%)
Samsung Co. Ltd. (GDR) (144A) (Electronics)......          3,199          10,909
Samsung Co. Ltd. (GDR) (144A) (Electronics)......        179,403       4,058,993
                                                                   -------------
                                                                       4,069,902
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $20,293,713).......                     16,336,478
                                                                   -------------

RIGHTS (0.0%)
GREECE (0.0%)
National Bank of Greece SA
  (Banking) (COST $20,159).......................         17,078          49,724
                                                                   -------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (0.1%)
POLAND (0.1%)
Elektrim Spolka Akcyjna SA (144A), 2.00% due
  05/30/04 (Electronics) (COST $103,841).........        158,000         103,841
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                     UNITS           VALUE
-------------------------------------------------  -------------   -------------
PARTNERSHIPS (1.2%)
RUSSIA (1.2%)
New Century Holdings Ltd. (Partnership III; Group
  B)(f)+.........................................            800   $     139,200
New Century Holdings Ltd. (Partnership IV; Group
  I)(f)+.........................................            900         243,000
New Century Holdings Ltd. (Partnership V; Group
  I)(f)+.........................................          1,600         403,200
New Century Holdings Ltd. (Partnership X)(f)+....          2,617       1,057,530
New Century Holdings Ltd. (Partnership XIV;
  Group I)(f)+...................................          2,500         378,000
                                                                   -------------
                                                                       2,220,930
                                                                   -------------
  TOTAL PARTNERSHIPS (COST $7,240,200)...........                      2,220,930
                                                                   -------------
PRIVATE PLACEMENTS (1.8%)
INDIA (1.8%)
Aptech Ltd. Series B Participatory Notes,
  04/16/02 (Computer Software)...................        103,400       1,993,655
Hindalco Industries Ltd. Participatory Notes,
  03/31/02 (Metals & Mining).....................         50,000         716,000
Mahanagar Telephone Nigam Ltd. Participatory
  Notes, 04/19/02 (Telecommunication Services)...        203,000         739,123
                                                                   -------------
                                                                       3,448,778
                                                                   -------------
  TOTAL PRIVATE PLACEMENTS
   (COST $3,848,980).............................                      3,448,778
                                                                   -------------
                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (8.6%)
REPURCHASE AGREEMENT (8.6%)
State Street Bank and Trust Co., 4.00% due
  05/03/99, dated 04/30/99, proceeds $16,283,246
  (collateralized by US Treasury Bond, 7.50% due
  11/15/16, valued at $16,609,050) (Banking)
  (COST $16,278,000).............................  $  16,278,000   $  16,278,000
                                                                   -------------

TOTAL INVESTMENTS (COST $201,126,947) (100.7%)..................     189,772,466
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)...................      (1,281,164)
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 188,491,302
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $202,415,758 for federal income tax purposes at April 30, 1999 the aggregate gross unrealized appreciation and depreciation was $26,070,729 and $38,714,021, respectively, resulting in net unrealized depreciation of $12,643,292.

+ - Non-income producing security.

ADR - American Depositary Receipt.

ADS - American Depositary Shares.

GDR - Global Depositary Receipt.

GDS - Global Depositary Shares.

Spon. ADR - Sponsored ADR.

Spon. GDR - Sponsored GDR.

Spon. GDS - Sponsored GDS.

USD - United States Dollar.

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 3.0% of the market value of the securities have been valued at fair value. (See Note 1a).

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        18.5%
Metals & Mining...................................        10.2%
Telecommunications................................         9.2%
Telecommunications - Services.....................         8.6%
Food, Beverages & Tobacco.........................         6.4%
Oil - Production..................................         3.9%
Building Materials................................         3.6%
Financial Services................................         3.6%
Multi - Industry..................................         3.2%
Electric..........................................         2.9%
Chemicals.........................................         2.6%
Electronics.......................................         2.4%
Holding Companies.................................         2.2%
Forest Products & Paper...........................         2.1%
Insurance.........................................         2.0%
Utilities.........................................         1.9%
Computers - Systems...............................         1.7%
Pharmaceuticals...................................         1.6%
Diversified Manufacturing.........................         1.6%
Transport & Services..............................         1.4%
Broadcasting & Publishing.........................         1.4%
Semiconductors....................................         1.3%
Partnerships......................................         1.2%
Electrical Equipment..............................         1.1%
Gas - Pipelines...................................         0.9%
Retail............................................         0.8%
Oil - Services....................................         0.8%
Automotive........................................         0.7%
Agriculture.......................................         0.6%
Manufacturing.....................................         0.6%
Construction & Housing............................         0.6%
Real Estate.......................................         0.2%
Entertainment, Leisure & Media....................         0.2%
Capital Goods.....................................         0.0%
Airlines..........................................         0.0%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $201,126,947)           $189,772,466
Cash                                                        629
Foreign Currency at Value (Cost $1,276,640)           1,267,230
Receivable for Investments Sold                         710,280
Dividends Receivable                                    549,748
Prepaid Trustees' Fees                                    5,792
Interest Receivable                                       2,471
Prepaid Expenses and Other Assets                         1,912
                                                   ------------
    Total Assets                                    192,310,528
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,363,713
Custody Fee Payable                                     142,292
Advisory Fee Payable                                    133,895
Administrative Services Fee Payable                       3,449
Fund Services Fee Payable                                    62
Accrued Foreign Capital Gains Taxes                     141,644
Accrued Expenses                                         34,171
                                                   ------------
    Total Liabilities                                 3,819,226
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $188,491,302
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Withholding Tax of
  $197,203)                                                      $ 1,539,866
Interest Income                                                       58,388
                                                                 -----------
    Investment Income                                              1,598,254
EXPENSES
Advisory Fee                                       $   714,875
Custodian Fees and Expenses                            170,437
Professional Fees and Expenses                          25,311
Administrative Services Fee                             18,897
Fund Services Fee                                        1,490
Administration Fee                                         965
Trustees' Fees and Expenses                                753
Amortization of Organization Expense                        62
Miscellaneous                                            4,538
                                                   -----------
    Total Expenses                                                   937,328
                                                                 -----------
NET INVESTMENT INCOME                                                660,926
NET REALIZED LOSS ON
  Investment Transactions                          (30,317,762)
  Foreign Currency and Transactions                   (325,971)
                                                   -----------
    Net Realized Loss                                            (30,643,733)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       67,545,614
  Foreign Currency Contracts and Translations          (33,788)
                                                   -----------
    Net Change in Unrealized Appreciation                         67,511,826
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $37,529,019
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1999          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1998
                                                   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    660,926   $     4,717,244
Net Realized Loss on Investments and Foreign
  Currency Contracts and Transactions               (30,643,733)     (186,695,773)
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                       67,511,826        24,461,955
                                                   ------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      37,529,019      (157,516,574)
                                                   ------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       102,650,727       292,356,504
Withdrawals                                         (96,902,064)     (786,290,579)
                                                   ------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    5,748,663      (493,934,075)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets          43,277,682      (651,450,649)
NET ASSETS
Beginning of Period                                 145,213,620       796,664,269
                                                   ------------   ----------------
End of Period                                      $188,491,302   $   145,213,620
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                   FOR THE PERIOD
                                           FOR THE             FOR THE FISCAL YEAR ENDED         NOVEMBER 15, 1993
                                      SIX MONTHS ENDED                OCTOBER 31,                 (COMMENCEMENT OF
                                       APRIL 30, 1999      ---------------------------------    OPERATIONS) THROUGH
                                         (UNAUDITED)        1998     1997     1996     1995       OCTOBER 31, 1994
                                     -------------------   ------   ------   ------   ------   ----------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                    1.31%(a)       1.30%    1.20%    1.23%    1.31%             1.36%(a)
  Net Investment Income                       0.92%(a)       1.32%    1.10%    1.14%    1.07%             0.66%(a)
Portfolio Turnover                              52%(b)         44%      55%      31%      41%               27%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      to the repurchase price plus the accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfication of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $7,629. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), has agreed to pay organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At April 30, 1999, the portfolio had no open forward foreign currency contracts.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income , net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 1.00% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor will be J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended April 30, 1999, such fees amounted to $714,875.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $965.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $18,897.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $1,490 for the six months ended April 30, 1999.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999 were as follows:

       COST OF         PROCEEDS
      PURCHASES       FROM SALES
     -----------     ------------
     $74,305,885     $ 81,456,152

4. RESTRICTED SECURITIES

                                                   SHARES   DATE ACQUIRED   U.S. $ COST
                                                   ------   -------------   -----------
New Century Holdings Ltd. Partnership III........     800        4/11/94    $   492,000
New Century Holdings Ltd. Partnership IV.........     900        6/16/94        900,000
New Century Holdings Ltd. Partnership V..........   1,600        11/9/94        731,200
New Century Holdings Ltd. Partnership X..........   2,617        1/21/97      2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500        9/22/97      2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at April 30, 1999 is $2,220,930 representing 1.2% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

30